Schedule I Financial Statements of Cleco Corporation, Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Income Taxes [Abstract]
Federal and state income tax benefit		$ (22,822)
Successor [Member] | Cleco Holdings [Member]
Income Taxes [Abstract]
Federal and state income tax benefit		(22,937)
Equity income from subsidiaries - Federal and state income tax (benefit) expense		$ 115
Predecessor [Member]
Income Taxes [Abstract]
Federal and state income tax benefit	$ 3,468		$ 77,704	$ 67,116
Predecessor [Member] | Cleco Holdings [Member]
Income Taxes [Abstract]
Federal and state income tax benefit	(9,690)		(1,861)	(9,972)
Equity income from subsidiaries - Federal and state income tax (benefit) expense	$ 13,158		$ 79,565	$ 77,088